Document And Entity Information	Nov. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	Panbela Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 29, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39468
Entity, Tax Identification Number	87-0543922
Entity, Address, Address Line One	712 Vista Blvd #305
Entity, Address, City or Town	Waconia
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PBLA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029125